Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,092,873.16

Principal:
Principal Collections	$16,095,285.89
Prepayments in Full	$6,662,944.40
Liquidation Proceeds	$38,768.21
Recoveries	$315.44
Sub Total	$22,797,313.94
Collections	$23,890,187.10

Purchase Amounts:
Purchase Amounts Related to Principal	$1,455.72
Purchase Amounts Related to Interest	$1.09
Sub Total	$1,456.81

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,891,643.91

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	25
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,891,643.91
Servicing Fee	$479,334.98	$479,334.98	$0.00	$0.00	$23,412,308.93
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,412,308.93
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,412,308.93
Interest - Class A-3 Notes	$76,091.35	$76,091.35	$0.00	$0.00	$23,336,217.58
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$23,281,092.58
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,281,092.58
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$23,258,068.41
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,258,068.41
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$23,239,863.74
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$23,239,863.74
Regular Principal Payment	$20,698,435.27	$20,698,435.27	$0.00	$0.00	$2,541,428.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,541,428.47
Residual Released to Depositor	$0.00	$2,541,428.47	$0.00	$0.00	$0.00

Total		$23,891,643.91

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$20,698,435.27
Total					$20,698,435.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,698,435.27	$45.49	$76,091.35	$0.17	$20,774,526.62	$45.66
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$20,698,435.27	$15.73	$172,445.19	$0.13	$20,870,880.46	$15.86

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$304,365,382.86	0.6688467	$283,666,947.59	0.6233616
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$505,155,382.86	0.3838917	$484,456,947.59	0.3681620

Pool Information
Weighted Average APR	2.308%	2.307%
Weighted Average Remaining Term	39.31	38.49
Number of Receivables Outstanding	25,787	25,346
Pool Balance	$575,201,973.78	$552,275,746.15
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$536,811,358.90	$515,769,030.21
Pool Factor	0.4063598	0.3901633

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$36,506,715.94
Targeted Overcollateralization Amount	$67,818,798.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$67,818,798.56

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		28	$127,773.41
(Recoveries)		34	$315.44
Net Loss for Current Collection Period			$127,457.97
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2659%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1166%
Second Prior Collection Period			0.6613%
Prior Collection Period			0.1484%
Current Collection Period			0.2713%
Four Month Average (Current and Prior Three Collection Periods)			0.2994%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1162	$2,993,026.99
(Cumulative Recoveries)			$419,862.27
Cumulative Net Loss for All Collection Periods			$2,573,164.72
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1818%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,575.75
Average Net Loss for Receivables that have experienced a Realized Loss			$2,214.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.23%	247	$6,769,592.04
61-90 Days Delinquent	0.16%	30	$866,382.54
91-120 Days Delinquent	0.06%	8	$311,922.87
Over 120 Days Delinquent	0.03%	7	$167,575.40
Total Delinquent Receivables	1.47%	292	$8,115,472.85

Repossession Inventory:
Repossessed in the Current Collection Period		11	$349,049.36
Total Repossessed Inventory		21	$627,161.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1600%
Prior Collection Period			0.1823%
Current Collection Period			0.1775%
Three Month Average			0.1733%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2437%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	25

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	86	$2,252,732.73
2 Months Extended	109	$3,077,708.36
3+ Months Extended	16	$527,237.59

Total Receivables Extended	211	$5,857,678.68

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 3, 2023

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer